Share-based Payments - Schedule of Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2023 shares ¥ / shares	Mar. 31, 2022 shares ¥ / shares	Mar. 31, 2021 shares ¥ / shares
Number of options (shares)
As of beginning of the year (in shares) | shares	3,347,100	3,357,200	3,371,200
Exercised (in shares) | shares	(43,500)	(10,100)	(14,000)
As of end of the year (in shares) | shares	3,303,600	3,347,100	3,357,200
Weighted average exercise price (JPY)
As of beginning of the year (in JPY per share) | ¥ / shares	¥ 4,094	¥ 4,082	¥ 4,065
Exercised (in JPY per share) | ¥ / shares	2,802	1	1
As of end of the year (in JPY per share) | ¥ / shares	¥ 4,111	¥ 4,094	¥ 4,082